Consolidated Statements of Changes in Equity - USD ($)		Total	Total Shareholders’ equity	Share Capital	Share Premium	Shared Based Payment Reserve	Warrant Reserves	Other Reserves 2		Foreign currency translation reserve	Redemption Reserve	Accumulated Deficit	Convertible loans issued	Non- controlling Interest
Beginning balance at Dec. 31, 2021		$ 53,863,903	$ 15,000,141	$ 1,843	$ 25,436,656	$ 9,988,094	$ 0	$ 0	[1]	$ 0	$ 280,808	$ (20,707,260)	$ 39,040,000	$ (176,238)
Movements in convertible loans (restated1)		0	33,033,979					33,033,979	[1]				(39,040,000)	6,006,021
Recognition of subscription shares (restated1)		50,000,000	40,192,470					40,192,470	[1]					9,807,530
Transaction costs on issuance of subscription shares		(2,500,000)												(2,500,000)
Movements in shared based payment reserve		0	0			15,495,254		(15,495,254)	[1]
Issuance of ordinary shares		1,258	1,258	1,258
Total transactions with shareholders	[2]	47,501,258	73,227,707	1,258		15,495,254		57,731,195	[1]				(39,040,000)	13,313,551
Total loss for the year		(25,494,220)	(23,583,342)									(23,583,342)		(1,910,878)
Total other comprehensive loss for the year		115,864	115,864							115,864
Ending balance at Dec. 31, 2022	[2]	75,986,805	64,760,370	3,101	25,436,656	25,483,348	0	57,731,195	[1]	115,864	280,808	(44,290,602)	$ 0	11,226,435
Exercise of share options		110,504	110,504	83	573,515	(11,103,650)		10,640,556	[3]
Exercise of RSUs		0	0	150	9,524,850	(14,379,698)		4,854,698	[3]
Share for share exchange		0	0	2,934	(2,934)
Public Warrants		878,025	878,025	8	(6,944,463)		14,409,832	(6,587,352)	[3]
Private Placement Warrants		0	0		(380,475)		607,425	(226,950)	[3]
Earnouts to shareholders		248,464,035	248,464,035			248,464,035
Earnouts to sponsors		17,094,750	17,094,750			17,094,750
Issuances to SPAC shareholders and sponsors		79,961,540	79,961,540	800	79,960,740
Issuance to PIPE Investors		70,173,170	70,173,170	702	70,172,468
Issuance to Simulus shareholders		6,030,000	6,030,000	50	6,029,950
Equity issuance costs		(5,683,979)	(5,683,979)		(5,683,979)
Total transactions with shareholders	[4]	417,028,045	417,028,045	4,727	153,249,672	240,075,437	15,017,257	8,680,952	[3]
Total loss for the year		(364,663,392)	(363,874,560)									(363,874,560)		(788,832)
Total other comprehensive loss for the year		(37,931)	(37,931)							(37,931)
Ending balance at Dec. 31, 2023	[4]	128,313,527	117,875,924	7,828	178,686,328	265,558,785	15,017,257	66,412,147	[5]	77,933	280,808	(408,165,162)		10,437,603
Exercise of RSUs		16,189,512	16,189,512	76	5,831,101	10,358,335
Issuance of shares to debenture holders		553,286	553,286	9	553,277
Glencore contribution in Lifezone US Recycling LLC		1,500,000	1,320,000					1,320,000	[5]					180,000
Total transactions with shareholders		18,242,798	18,062,798	85	6,384,378	10,358,335		1,320,000	[5]					180,000
Total loss for the year		(47,136,333)	(46,305,239)									(46,305,239)		(831,094)
Total other comprehensive loss for the year		(92,991)	(92,991)							(92,991)
Ending balance at Dec. 31, 2024		99,327,000	$ 89,540,492	$ 7,913	$ 185,070,706	$ 275,917,120	$ 15,017,257	$ 67,732,147	[5]	$ (15,058)	$ 280,808	$ (454,470,401)		$ 9,786,509
Ending balance		$ 99,327,001

[1]	Other reserves includes the result of transactions with non-controlling interest that do not result in a loss of control, changes in warrant reserves and share based payments as a result of the Business Combination.

[2]	Refer to Note 2.2
[3]	Other reserves includes the result of transactions with non-controlling interest that do not result in a loss of control, changes in warrant reserves and share based payments as a result of the Business Combination.

[4]	Refer to Note 2.2
[5]	Other reserves includes the result of transactions with non-controlling interest that do not result in a loss of control, changes in warrant reserves and share based payments as a result of the Business Combination.